Loans Measured at Amortized Cost - Summary of Loans for other Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ 9,799,615	₩ 11,549,037
Loans measured at amortized cost
Details Of Loans Other Than Banks [Line Items]
Loans to banks	9,830,773	11,569,466
Allowances for credit losses
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ (31,158)	₩ (20,429)